RELATED PARTY TRANSACTIONS (Details)		12 Months Ended
	May 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Aug. 26, 2024 $ / shares
RELATED PARTY TRANSACTIONS
Public offering price | $ / shares				$ 1.12
Net proceeds from the private placement		$ 2,426,460
Due to related party		3,395
Fernie Castle
RELATED PARTY TRANSACTIONS
Corresponding expenses		$ 233,000	£ 182,500
Period of notice in advance for termination of lease without penalty		1 month	1 month
Inter-company rent income		$ 233,000
Robin Hill
RELATED PARTY TRANSACTIONS
Corresponding expenses		$ 193,000	£ 151,000
Period of notice in advance for termination of lease without penalty		1 month	1 month
Inter-company rent income		$ 193,000
Related party member
RELATED PARTY TRANSACTIONS
Due to related party		$ 3,395
Mr. Siping Xu
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares) | shares	142,980
Public offering price | $ / shares	$ 1.27
Share-based compensation	$ 181,585
Mr. Mengnan Wang
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares) | shares	142,980
Public offering price | $ / shares	$ 1.27
Share-based compensation	$ 181,585